CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 17,076	$ 16,566	$ 16,856
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,885	8,660	8,380
Loss on sale of property and equipment	0	0	10
Stock-based compensation expenses	234	1,557	325
Amortization of marketable securities premium and accretion of discount	249	62	0
Decrease (increase) in trade receivables, net	(8,756)	(9,378)	473
Increase in other long term and short term accounts receivable and prepaid expenses	(1,669)	(23)	(397)
Increase (decrease) in trade payables	1,866	(342)	(700)
Decrease in accrued expenses and other accounts payable	(196)	(303)	(1,589)
Increase (decrease) in deferred revenues	684	191	(1,765)
Change in deferred and other income taxes, net	245	1,204	687
Net cash provided by operating activities	19,618	18,194	22,280
Cash flows from investing activities:
Capitalized software development costs	(3,847)	(4,267)	(4,713)
Purchase of property and equipment	(1,109)	(993)	(497)
Cash paid in conjunction with acquisitions, net of acquired cash	(9,182)	(9,363)	(16,557)
Proceeds from sale of property and equipment	0	0	60
Proceeds from maturity of marketable securities	0	596	0
Proceeds from short-term bank deposits	2,654	0	0
Change in loans to employees and other deposits ,net	5	(58)	0
Investment in marketable securities and short-term bank deposits	(5,153)	(11,976)	0
Net cash used in investing activities	(16,632)	(26,061)	(21,707)
Cash flows from financing activities:
Proceeds from exercise of options by employees	419	204	1,462
Issuance of Ordinary shares, net	0	54,726	0
Dividend paid	(7,788)	(8,681)	(7,787)
Dividend paid to non-controlling interests	(392)	0	0
Short-term credit, net	(2,840)	2,974	(47)
Purchase of non-controlling interest	(1,300)	0	(168)
Long term loan received	0	0	3,307
Repayment of long-term loans	(34)	(2,905)	(95)
Net cash provided by (used in) financing activities	(11,935)	46,318	(3,328)
Effect of exchange rate changes on cash and cash equivalents	(1,378)	(1,070)	145
Increase (decrease) in cash and cash equivalents	(10,327)	37,381	(2,610)
Cash and cash equivalents at the beginning of the year	72,515	35,134	37,744
Cash and cash equivalents at end of the year	62,188	72,515	35,134
Supplementary information on investing and financing activities not involving cash flows:
Deferred acquisition payment	355	250	1,581
Contingent acquisition consideration	1,048	0	3,981
Dividend In Redeemable Non-Controlling Interest	2,294	0	0
Dividend In Non-Controlling Interest	355	0	0
Supplemental disclosure of cash flow activities:
Income taxes	2,024	1,601	1,519
Interest	$ (95)	$ 74	$ 34